RELATED PARTY TRANSACTIONS (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2020 USD ($)
Payments to Fund Long-term Loans to Related Parties			¥ 100,000		¥ 150,000
Investment Income, Interest	¥ 15,091	$ 2,313	17,952		26,376
Lionbridge Limited [Member]
Payments to Fund Long-term Loans to Related Parties			100,000	[1]	150,000	[1]
Investment Income, Interest			¥ 3,509		¥ 7,539
NYC [Member]
Due from Related Parties	¥ 552						$ 85

[1]	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB150,000, RMB100,000 and RMB nil to Lionbridge during the years ended December 31, 2018, 2019 and 2020, respectively, with details set forth below: